PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Property and equipment, net
Less: Accumulated depreciation	$ (857,433)		$ (760,608)
Property and equipment, net	1,689,799		1,717,488
Depreciation expenses	81,403	$ 103,486
Property
Property and equipment, net
Property and equipment, gross	1,678,727		1,627,658
Property improvement
Property and equipment, net
Property and equipment, gross	477,586		468,708
Office equipment
Property and equipment, net
Property and equipment, gross	142,214		138,800
Vehicles
Property and equipment, net
Property and equipment, gross	140,389		137,779
Electronic equipment
Property and equipment, net
Property and equipment, gross	$ 108,316		$ 105,151